SHARE CAPITAL AND RESERVES (Details Narrative)									1 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CAD ($) shares	Apr. 25, 2025 USD ($) shares	Apr. 25, 2025 CAD ($) shares	Dec. 23, 2024 CAD ($) shares	Dec. 03, 2024 CAD ($) shares	Oct. 25, 2024 CAD ($) shares	Jun. 07, 2024 CAD ($) shares	Jan. 31, 2024 CAD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Subsidiary, Sale of Stock [Line Items]
Common stock, no par value | $ / shares	$ 0									$ 0
Stock issued for finders fee, value | $										$ 4,387		$ 36,251
Gross proceeds private placement | $										671,903		148,341
Stock Issued During Period, Value, New Issues | $										$ 667,516	$ 756,420	$ 148,341
Equity Incentive Plan 2020 [Member]
Subsidiary, Sale of Stock [Line Items]
Stock authorized to issued under plan	10,000,000									10,000,000
Two Independent Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services, shares								600,000
Vendor [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services, shares								300,000	685,564
Stock issued for services, value | $								$ 15,000	$ 34,278
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares			15,300,000	15,300,000
Gross proceeds private placement			$ 550,895	$ 765,000
Private Placement [Member] | Common Share And Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares			480,000	480,000
Private Placement [Member] | Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, New Issues | $			$ 10,891
Private Placement [Member] | Common Share [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, New Issues			$ 17,312	$ 24,000
Non Brokered Private Placement [Member] | Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, New Issues | $	$ 52,145
Non Brokered Private Placement [Member] | Common Share And One Half Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares	3,322,000	3,322,000
Gross proceeds private placement	$ 121,007	$ 166,100
Private Sale [Member] | Common Share And One Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares									5,000,000
Stock Issued During Period, Value, New Issues | $									$ 200,000
Acquisition Of Laird Lake And Oneman Lake [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for finders fee, shares			1,737,236	1,737,236
Stock issued for finders fee, value			$ 62,551	$ 86,862
Third Tranche [Member] | Non Brokered Private Placement [Member] | Common Share And One Half Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares					2,620,000
Stock Issued During Period, Value, New Issues | $					$ 131,000
Second Tranche [Member] | Non Brokered Private Placement [Member] | Common Share And One Half Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares						6,460,000
Stock Issued During Period, Value, New Issues | $						$ 323,000
First Tranche [Member] | Non Brokered Private Placement [Member] | Common Share And One Half Common Share Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued new, shares							12,000,000
Stock Issued During Period, Value, New Issues | $							$ 600,000